Discontinued Operations	9 Months Ended
Sep. 30, 2014
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

3. DISCONTINUED OPERATIONS:

During 2013, the Company decided to concentrate its efforts on the operations of FlexShopper and subsequently on April 30, 2014, Anchor entered into an Asset Purchase and Sale Agreement (the “Purchase Agreement”) with a Bank, pursuant to which Anchor sold to the Bank substantially all of its assets (the “Anchor Assets”), consisting primarily of its factoring portfolio (the “Portfolio Accounts”). The purchase price for the Anchor Assets was equal to (1) 110% of the total funds outstanding associated with the Portfolio Accounts plus (2) an amount equal to 50% of the factoring fee and interest income earned by the Portfolio Accounts during the 12 month period following acquisition (“Earnout Payments”). The Earnout Payments totaled $183,443 for the three and nine months ended September 30, 2014. The sale of the Anchor Assets was made in a series of closings through June 16, 2014. In connection with each closing, Anchor used the proceeds thereof to pay the Bank all amounts due for factor advances associated with the Portfolio Accounts acquired pursuant to such closing under Anchor’s Rediscount Facility Agreement with the Bank dated November 30, 2011 (the “Rediscount Facility Agreement”). In accordance with the Purchase Agreement, following the final closing thereunder all obligations of Anchor under the Rediscount Facility Agreement (and the associated Validity Warranty) were paid and satisfied in full and the agreement was terminated to have no further force and effect. Anchor recorded a gain of $445,474 on the sale of these assets for the nine months ended September 30, 2014 which is included in income from discontinued operations. Such gain excludes the contingent Earnout Payments which are being recorded as income when earned.

The assets and liabilities of the discontinued operations are presented separately under the captions “Assets of discontinued operations” and “Liabilities of discontinued operations” in the accompanying Balance Sheets at September 30, 2014 and December 31, 2013 and consist of the following:

	September 30, 2014	December 31, 2013
Assets of discontinued operations:
Retained interest in purchased accounts receivable	$8,150	$4,966,338
Earned but uncollected fees	-	141,077
Due from client	22,298	256,313
	$30,448	$5,363,728

Liabilities of discontinued operations:
Accounts payable	$62,015	$26,966
Accrued expenses	39,151	51,719
Due to financial institution	39,342	3,240,942
Deferred revenue	-	12,328
	$140,508	$3,331,955

Major classes of income and expenses shown as income from discontinued operations in the Consolidated Statement of Operations are as follows:

	Three months ended		Nine months ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013

Finance revenues	$25,490	$546,872	$735,357	$1,853,081
Interest expense-financial institution	(532)	(87,656)	(109,878)	(298,069)
Benefit (Provision) for credit losses	-	45,675	24,904	(59,325)
Net finance revenues	24,958	504,891	650,383	1,495,687
Operating expenses	(196,056)	(770,064)	(441,336)	(1,723,140)
Commissions on sale and other income	308,216	-	308,216	-
Gain on sale of discontinued assets	-	-	445,474	-
Net income (loss) from discontinued operations	$137,118	$(265,173)	$962,737	$(227,453)